Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net income	$ 30,515	$ 50,504
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	29,851	25,911
Payment of drydocking costs	(7,309)	(4,539)
Insurance claim debtor	(292)
Amortization of share-based compensation	787	790
Amortization of deferred financing costs	1,471	3,232
Unrealized foreign exchange	25	69
Changes in operating assets and liabilities
Accounts receivable	(243)	(3,444)
Inventories	(2,334)	(1,139)
Accrued income and prepaid expenses and other current assets	(10,092)	(7,168)
Accounts payable, accrued interest and other liabilities	(3,336)	3,414
Net cash provided by operating activities	39,043	67,630
Cash flows from investing activities
Payment to acquire vessels	(1,141)	(1,868)
Payment for vessels under construction	(84,665)	(124,991)
Purchase of other property, plant and equipment	(25)	(40)
Receipt of shipyard penalty payments	417	634
Insurance recoveries	4,700	391
Capitalized costs for the repairs of Navigator Aries	(8,732)
Net cash used in investing activities	(89,446)	(125,874)
Cash flows from financing activities
Proceeds from secured term loan facilities	62,300	95,400
Direct financing costs of secured term loan facilities	(155)	(2,400)
Repayment of secured term loan facilities	(32,658)	(31,057)
Net cash provided by financing activities	29,487	61,943
Net increase/(decrease) in cash and cash equivalents	(20,916)	3,699
Cash and cash equivalents at beginning of period	87,779	62,526
Cash and cash equivalents at end of period	66,863	66,225
Supplemental Information
Total interest paid during the period, net of amounts capitalized	16,193	14,336
Total tax paid during the period	$ 370	$ 402